CONVERTIBLE REDEEMABLE PREFERRED SHARES - Modification of Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions										12 Months Ended
	Jul. 01, 2024 CNY (¥)	Jul. 01, 2024 USD ($)	May 13, 2024 CNY (¥)	Jan. 25, 2021 CNY (¥) shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 15, 2021 $ / shares	Jun. 24, 2020 shares	Jan. 15, 2020 CNY (¥)	Jan. 15, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from issuance of ordinary shares upon the completion of IPO | ¥											¥ 178,063
Deemed dividend to convertible redeemable preferred share shareholders due to modifications | ¥				¥ 1,323				¥ 8,971			5,940
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares | ¥			¥ 5,940								¥ 672,170
Pre-offering valuation		$ 630
Maximum gross proceeds condition for qualified initial public offering		$ 55
Conversion ratio of convertible redeemable preferred shares		1
Consideration for bonus shares | ¥				¥ 0
Series A, B, C and D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual rate return				25.00%	25.00%			25.00%	25.00%	25.00%
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares | ¥	¥ 191,793
Series A, B, C and D Preferred Shares | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization					$ 800				$ 800
Series A, B, C and D Preferred Shares | IPO occurred within 5 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization								5 years	5 years
Series A, B, C and D Preferred Shares | IPO occurred within 5 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization									$ 800
Series A, B, C and D Preferred Shares | IPO occurred after 5 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization								5 years	5 years
Series A, B, C and D Preferred Shares | IPO occurred after 5 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization									$ 1,000
Series A, B, C and D Preferred Shares | IPO occurred within 4 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization				4 years	4 years
Series A, B, C and D Preferred Shares | IPO occurred within 4 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization										$ 800
Threshold period used in determining market capitalization										4 years
Series A, B, C and D Preferred Shares | IPO occurred after 7 years
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Threshold period used in determining market capitalization				7 years	7 years
Series A, B, C and D Preferred Shares | IPO occurred after 7 years | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization					$ 1,000					$ 1,000
Threshold period used in determining market capitalization										7 years
Series E Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance price | $ / shares						$ 2.7409
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares | ¥	¥ 480,377
Series E Preferred Shares | Minimum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Market capitalization					1,400
Proceeds from issuance of ordinary shares upon the completion of IPO		$ 160			$ 160
Series D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance price | $ / shares					$ 2.651
Series D2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of ordinary shares re-designated | shares							6,943,638
Series D3 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares acquired | shares				3,939,542
Number of ordinary shares re-designated | shares				3,939,542	3,939,542